The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 11, 2018 (Accession No. 0001193125-18-160442), which is incorporated herein by reference.